DEPOSITS (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Scheduled maturities of time deposits
2014	$ 65,770	$ 68,378
2015	17,584	17,736
2016	12,527	13,516
2017	23,096	19,343
2018	2,731	5,816
Total	$ 121,708	$ 124,789